Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$185,324,082.66	0.4299863	$157,585,939.48	0.3656286	$27,738,143.18
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$454,484,082.66	0.3023524	$426,745,939.48	0.2838992	$27,738,143.18

Weighted Avg. Coupon (WAC)	3.49%		3.50%
Weighted Avg. Remaining Maturity (WARM)	32.29		31.52
Pool Receivables Balance	$485,501,540.46		$457,215,136.59
Remaining Number of Receivables	49,093		47,750

Adjusted Pool Balance	$477,202,058.65		$449,463,915.47

III. COLLECTIONS

Principal:
Principal Collections	$27,689,655.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$448,566.14
Total Principal Collections	$28,138,221.32

Interest:
Interest Collections	$1,410,217.39
Late Fees & Other Charges	$67,225.88
Interest on Repurchase Principal	$-
Total Interest Collections	$1,477,443.27

Collection Account Interest	$2,212.50
Reserve Account Interest	$304.56
Servicer Advances	$-

Total Collections	$29,618,181.65

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$29,618,181.65
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,618,181.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$404,584.62		$404,584.62	$404,584.62
Collection Account Interest					$2,212.50
Late Fees & Other Charges					$67,225.88
Total due to Servicer					$474,023.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$109,650.08		$109,650.08
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$250,789.16		$250,789.16	$250,789.16

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$28,733,309.32

9. Regular Principal Distribution Amount:					$27,738,143.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$27,738,143.18
Class A-4 Notes				$-
Class A Notes Total:		$27,738,143.18		$27,738,143.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,738,143.18		$27,738,143.18

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					995,166.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,299,481.81
Beginning Period Amount	$8,299,481.81
Current Period Amortization	$548,260.69
Ending Period Required Amount	$7,751,221.12
Ending Period Amount	$7,751,221.12
Next Distribution Date Required Amount	$7,230,022.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.76%	5.05%	5.05%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	46,965	97.62%	$446,355,138.57
30 - 60 Days	1.31%	624	1.87%	$8,539,010.95
61 - 90 Days	0.28%	133	0.42%	$1,930,157.72
91 + Days	0.06%	28	0.09%	$390,829.35
		47,750		$457,215,136.59
Total
Delinquent Receivables 61 + days past due	0.34%	161	0.51%	$2,320,987.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	169	0.50%	$2,442,245.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	167	0.46%	$2,351,056.36
Three-Month Average Delinquency Ratio	0.34%		0.49%

Repossession in Current Period		39		$586,226.48
Repossession Inventory		88		$381,654.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$596,748.69
Recoveries				$(448,566.14)
Net Charge-offs for Current Period				$148,182.55

Beginning Pool Balance for Current Period				$485,501,540.46

Net Loss Ratio				0.37%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				0.96%
Three-Month Average Net Loss Ratio for Current Period				0.66%

Cumulative Net Losses for All Periods				$13,239,937.40
Cumulative Net Losses as a % of Initial Pool Balance				0.86%

Principal Balance of Extensions				$2,181,472.83
Number of Extensions				151